Financial assets and other receivables (Tables)	12 Months Ended
Dec. 31, 2021
Other financial assets
Schedule of classification financial assets

		2021 classification
	Note	Amortised cost	Fair value through profit or loss - mandatorily measured	Fair value through other comprehensive income - designated	Total
		US$'000	US$'000	US$'000	US$'000
Other financial assets	10.1	3,348	847	—	4,195
Receivables from related parties	24	4,540	—	—	4,540
Trade receivables	10.2	321,929	—	—	321,929
Other receivables	10.2	6,199	—	—	6,199
Cash and cash equivalents		114,391	—	—	114,391
Restricted cash		2,272	—	—	2,272
Total financial assets		452,679	847	—	453,526

		2020 classification
	Note	Amortised cost	Fair value through profit or loss - mandatorily measured	Fair value through other comprehensive income - designated	Total
		US$'000	US$'000	US$'000	US$'000
Other financial assets	10.1	3,456	2,609	—	6,065
Receivables from related parties	24	5,530	—	—	5,530
Trade receivables	10.2	202,233	—	—	202,233
Other receivables	10.2	3,847	—	—	3,847
Cash and cash equivalents		102,714	—	—	102,714
Restricted cash		28,843	—	—	28,843
Total financial assets		346,623	2,609	—	349,232

Schedule of restricted cash and cash equivalents

	2021	2020
	US$'000	US$'000
Cash and cash equivalents	114,391	102,714
Current/Non Current restricted cash presented as Cash	2,272	28,843
Escrow: Hydro sale	2,272	6,136
ABL	—	22,500
Others	—	207
Total	116,663	131,557

Schedule of other financial assets

	2021
	Non-
	Current	Current	Total
	US$'000	US$'000	US$'000
Other financial assets held with third parties:
Other financial assets at amortised cost	3,348	—	3,348
Equity securities	743	104	847
Total	4,091	104	4,195

	2020
	Non-
	Current	Current	Total
	US$'000	US$'000	US$'000
Other financial assets held with third parties:
Other financial assets at amortised cost	3,456	—	3,456
Equity securities	1,601	1,008	2,609
Total	5,057	1,008	6,065

Schedule of trade and other receivables

	2021	2020
	US$'000	US$'000
Trade receivables	322,935	203,930
Less – allowance for doubtful debts	(1,006)	(1,697)
	321,929	202,233
Tax receivables(1)	25,244	13,166
Government grant receivables	27,701	23,016
Other receivables	6,199	3,847
Total	381,073	242,262
(1)	“Tax receivables” is primarily related to VAT receivables, which are recovered either by offsetting against VAT payables or are expected to be refunded by the tax authorities in the relevant jurisdictions.

Schedule of changes in the allowance for doubtful debts

Allowance
US$'000
Balance at January 1, 2020	4,543
Impairment losses recognized	504
Amounts written off as uncollectible	(3,666)
Changes in the scope of consolidation	—
Exchange differences	315
Balance at December 31, 2020	1,697
Impairment losses recognized	(580)
Amounts written off as uncollectible	—
Changes in the scope of consolidation	—
Exchange differences	(111)
Balance at December 31, 2021	1,006